Quarterly Holdings Report
for
Fidelity Advisor® Global Equity Income Fund
July 31, 2023
AGED-NPRT3-0923
1.938155.111
Common Stocks - 96.7%
	Shares	Value ($)
Belgium - 0.7%
KBC Group NV	8,395	631,848
UCB SA	2,201	194,858
TOTAL BELGIUM		826,706
Brazil - 0.9%
Equatorial Energia SA	144,851	1,027,397
Canada - 4.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	23,116	1,170,306
Canadian Natural Resources Ltd.	13,058	794,086
Constellation Software, Inc.	219	462,689
Imperial Oil Ltd.	13,180	710,050
Metro, Inc.	19,393	1,043,735
PrairieSky Royalty Ltd.	36,606	727,595
TOTAL CANADA		4,908,461
China - 2.1%
Kweichow Moutai Co. Ltd. (A Shares)	1,016	267,496
NXP Semiconductors NV	7,901	1,761,765
SITC International Holdings Co. Ltd.	111,487	243,019
TOTAL CHINA		2,272,280
Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	201	412,896
DSV A/S	2,776	555,823
TOTAL DENMARK		968,719
Finland - 1.1%
Elisa Corp. (A Shares)	20,520	1,070,329
Neste OYJ	4,672	171,879
TOTAL FINLAND		1,242,208
France - 4.4%
Airbus Group NV	6,786	999,578
Capgemini SA	4,002	725,237
Edenred SA	16,675	1,083,182
LVMH Moet Hennessy Louis Vuitton SE	1,905	1,769,303
VINCI SA	2,536	297,738
TOTAL FRANCE		4,875,038
Germany - 2.4%
Deutsche Telekom AG	35,816	780,833
Rheinmetall AG	3,980	1,126,385
Siemens AG	4,374	745,514
TOTAL GERMANY		2,652,732
Hong Kong - 0.9%
AIA Group Ltd.	80,434	804,721
HKBN Ltd.	271,997	148,224
TOTAL HONG KONG		952,945
India - 0.3%
HDFC Bank Ltd. sponsored ADR	3,540	241,711
Redington (India) Ltd.	45,659	100,101
TOTAL INDIA		341,812
Japan - 6.8%
Capcom Co. Ltd.	11,594	521,573
Daiichikosho Co. Ltd.	35,847	723,038
FUJIFILM Holdings Corp.	5,027	291,412
Hitachi Ltd.	9,310	608,473
Hoya Corp.	7,617	885,032
Inaba Denki Sangyo Co. Ltd.	22,843	506,587
Minebea Mitsumi, Inc.	19,198	354,636
Renesas Electronics Corp. (a)	41,097	792,919
Roland Corp.	10,695	304,465
Shin-Etsu Chemical Co. Ltd.	24,170	796,277
Sony Group Corp.	12,206	1,143,290
Toyota Motor Corp.	34,637	582,378
TOTAL JAPAN		7,510,080
Kenya - 0.2%
Safaricom Ltd.	1,435,064	170,074
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	22,181	1,211,716
Sweden - 0.3%
HEXPOL AB (B Shares)	29,602	321,431
Switzerland - 0.6%
Sika AG	2,040	633,253
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	120,887	2,178,804
United Kingdom - 6.6%
AstraZeneca PLC sponsored ADR	21,094	1,512,440
B&M European Value Retail SA	110,505	784,529
BAE Systems PLC	72,506	867,104
Compass Group PLC	28,332	737,132
Diageo PLC	11,263	491,543
JD Sports Fashion PLC	233,953	473,484
London Stock Exchange Group PLC	4,200	456,098
RELX PLC (London Stock Exchange)	19,007	639,714
RS GROUP PLC	43,505	438,059
Starling Bank Ltd. Series D (a)(b)(c)	20,800	93,161
Unilever PLC	8,542	458,987
WH Smith PLC	15,592	298,749
TOTAL UNITED KINGDOM		7,251,000
United States of America - 60.3%
Accenture PLC Class A	5,672	1,794,337
Activision Blizzard, Inc.	4,429	410,834
Albertsons Companies, Inc.	9,300	202,089
Amdocs Ltd.	11,296	1,057,757
Ameren Corp.	7,828	670,625
American Tower Corp.	2,196	417,921
Apple, Inc.	30,596	6,010,588
AT&T, Inc.	18,808	273,092
Ball Corp.	3,698	217,036
Bank of America Corp.	46,161	1,477,152
BJ's Wholesale Club Holdings, Inc. (a)	8,334	552,628
Bristol-Myers Squibb Co.	11,775	732,287
Capital One Financial Corp.	5,565	651,216
Chubb Ltd.	3,625	740,986
Cisco Systems, Inc.	27,732	1,443,173
Comcast Corp. Class A	20,733	938,376
Costco Wholesale Corp.	1,198	671,683
Crane Co.	2,421	226,823
Crane Nxt Co.	2,421	143,202
Crown Holdings, Inc.	7,341	680,951
Danaher Corp.	5,976	1,524,239
Dollar Tree, Inc. (a)(d)	7,671	1,183,865
Eli Lilly & Co.	4,608	2,094,566
Estee Lauder Companies, Inc. Class A	1,757	316,260
Experian PLC	22,964	887,457
Exxon Mobil Corp.	16,918	1,814,286
Freeport-McMoRan, Inc.	22,784	1,017,306
General Electric Co.	8,657	988,976
Gilead Sciences, Inc.	10,884	828,708
H&R Block, Inc.	13,225	444,492
Hartford Financial Services Group, Inc.	13,168	946,516
Hess Corp.	4,797	727,849
Johnson Controls International PLC	5,906	410,762
JPMorgan Chase & Co.	14,073	2,222,971
Kenvue, Inc. (d)	6,800	161,024
Keurig Dr. Pepper, Inc.	18,364	624,560
Lamar Advertising Co. Class A	8,453	834,311
Linde PLC	4,607	1,799,817
Lowe's Companies, Inc.	2,696	631,592
M&T Bank Corp.	4,671	653,286
McDonald's Corp.	3,353	983,100
Merck & Co., Inc.	10,074	1,074,392
Microsoft Corp.	14,749	4,954,484
Mondelez International, Inc.	6,578	487,627
MSCI, Inc.	562	308,021
Nestle SA (Reg. S)	6,728	824,309
NextEra Energy, Inc.	10,920	800,436
PG&E Corp. (a)	10,827	190,663
Philip Morris International, Inc.	5,313	529,812
Phillips 66 Co.	1,943	216,742
PNC Financial Services Group, Inc.	8,354	1,143,579
Procter & Gamble Co.	7,284	1,138,489
Roche Holding AG (participation certificate)	5,594	1,734,428
Sanofi SA	11,670	1,245,009
Southern Co.	9,292	672,183
T-Mobile U.S., Inc. (a)	9,024	1,243,236
Tapestry, Inc.	6,108	263,560
Target Corp.	1,969	268,709
The Coca-Cola Co.	13,736	850,670
The Travelers Companies, Inc.	5,518	952,462
TJX Companies, Inc.	15,365	1,329,533
United Parcel Service, Inc. Class B	3,035	567,940
UnitedHealth Group, Inc.	3,973	2,011,808
Valero Energy Corp.	1,558	200,842
Verizon Communications, Inc.	10,023	341,584
Vistra Corp.	22,587	633,791
Walmart, Inc.	4,481	716,333
WEC Energy Group, Inc.	3,365	302,379
Wells Fargo & Co.	24,804	1,144,953
TOTAL UNITED STATES OF AMERICA		66,556,673
Zambia - 0.7%
First Quantum Minerals Ltd.	26,950	799,313
TOTAL COMMON STOCKS (Cost $90,129,932)		106,700,642

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	3,537,950	3,538,658
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	1,162,584	1,162,700
TOTAL MONEY MARKET FUNDS (Cost $4,701,358)		4,701,358

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $94,831,290)	111,402,000
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,109,073)
NET ASSETS - 100.0%	110,292,927

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,161 or 0.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	40,298

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	3,668,251	48,880,530	49,010,123	212,458	-	-	3,538,658	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	3,318,197	2,155,497	192	-	-	1,162,700	0.0%
Total	3,668,251	52,198,727	51,165,620	212,650	-	-	4,701,358

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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